Schedule of investments

Optimum International Fund
June 30, 2020 (Unaudited)

Number of		Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 97.19%Δ			Common StockΔ (continued)
Australia - 4.40%			Canada (continued)
Aristocrat Leisure	91,860	$1,644,892	Magna International	99,062	$4,411,674
BHP Billiton	34,615	861,841	Manulife Financial	167,900	2,284,261
BlueScope Steel	25,878	213,179	Restaurant Brands
Cochlear	10,832	1,422,123	International *	95,262	5,204,163
Fortescue Metals Group	521,580	5,070,631	Stantec	5,280	162,997
Kogan. com	14,989	153,869			14,368,670
Newcrest Mining	71,093	1,576,422	Chile - 0.73%
Rio Tinto	36,007	2,465,529	Enel Americas ADR	196,624	1,476,646
Rio Tinto (London Stock			Sociedad Quimica y Minera de
Exchange)	12,480	702,331	Chile ADR	82,073	2,139,643
Rio Tinto ADR *	112,608	6,326,317			3,616,289
Scentre Group	732,995	1,112,791
South32	127,908	181,083	China/Hong Kong - 12.64%
Vita Group	36,979	24,783	Anhui Conch Cement
			Class H	756,500	5,126,158
		21,755,791	Asia Cement China Holdings	393,862	389,182
Austria - 1.52%			Baidu ADR †	25,224	3,024,105
Erste Group Bank †	161,267	3,808,763	Build King Holdings	210,000	22,089
Raiffeisen Bank International	37,374	667,997	BYD Class H *	573,500	4,471,178
voestalpine *	139,458	3,011,651	China BlueChemical Class H	330,000	49,312
Zumtobel Group †	4,993	36,098	China Construction Bank
		7,524,509	Class H	1,869,000	1,520,213
Belgium - 0.78%			China Life Insurance Class H	2,010,000	4,055,705
Barco	232	40,968	China National Chemical
Galapagos †	8,641	1,705,542	Engineering Class A	2,238,084	1,740,723
Galapagos ADR †	445	87,794	China Oilfield Services
UCB	17,493	2,030,001	Class H	6,130,000	5,586,253
			China Overseas Grand Oceans
		3,864,305	Group	218,833	124,712
Brazil - 3.66%			China SCE Group Holdings	261,000	114,018
Ambev	2,334,500	6,130,204	China Telecom ADR	3,668	102,961
Banco Bradesco ADR	1,107,091	4,218,017	Chinese Universe Publishing
BR Malls Participacoes	49,200	92,644	and Media Group Class A	393,700	658,175
Direcional Engenharia	79,700	230,390	CITIC	197,703	186,688
IRB Brasil Resseguros	206,200	421,265	Country Garden Services
Petroleo Brasileiro ADR	457,696	3,785,146	Holdings	397,000	1,853,338
Porto Seguro	12,600	118,259	Dare Power Dekor Home
Smiles Fidelidade	14,900	40,414	Class A	53,507	117,941
Sul America	228,800	1,921,918	Ever Sunshine Lifestyle
TOTVS	220,600	949,236	Services Group	144,000	224,632
Transmissora Alianca de			FinVolution Group ADR	270	489
Energia Eletrica	40,500	212,029	Gemdale Properties &
		18,119,522	Investment	284,000	52,950
			Greenland Holdings Class A	1,941,000	1,701,930
Canada - 2.90%			Hangzhou Binjiang Real
Colliers International Group	446	25,560	Estate Group Class A	821,400	497,195
Constellation Software	2,000	2,258,235	Hengan International Group	53,000	417,174
DREAM Unlimited Class A	3,300	21,780

(continues) NQ-OPTIE [6/20] 8/20 (1294466) 1

Schedule of investments

Optimum International Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common StockΔ (continued)			Common StockΔ (continued)
China/Hong Kong (continued)			China/Hong Kong (continued)
Hi Sun Technology China †	303,000	$34,190	Zhengzhou Yutong Bus
Hopson Development			Class A	264,659	$457,721
Holdings	94,000	98,055			62,546,762
Industrial & Commercial Bank			Colombia - 0.97%
of China Class H	7,123,000	4,306,340	Bancolombia ADR	134,788	3,546,272
Jiangsu Guotai International
Group Class A	212,600	182,870	Ecopetrol	2,168,920	1,197,581
Leju Holdings ADR †	10,086	18,457	Grupo Argos	17,153	45,188
Lenovo Group	418,000	233,220			4,789,041
Li Ning	57,500	184,140	Denmark - 1.51%
Logan Group	633,000	1,130,927	Coloplast Class B	5,045	786,354
Momo ADR	45,858	801,598	H. Lundbeck	72,539	2,740,844
Nanjing Iron & Steel Class A	1,319,800	605,264	Novo Nordisk Class B	60,344	3,931,275
NetEase ADR	9,434	4,050,771			7,458,473
Nine Dragons Paper Holdings	186,000	170,060	Finland - 0.03%
Ningbo Huaxiang Electronic			Kojamo	696	14,709
Class A	274,000	603,279	Orion Class A	2,526	122,376
PAX Global Technology	201,000	88,049	QT Group †	885	26,934
Poly Property Group	92,504	28,026
Qudian ADR †	79,957	135,927			164,019
RiseSun Real Estate			France - 3.43%
Development Class A	57,900	66,580	Capgemini	37,514	4,329,173
Sailun Group Class A	372,200	186,300	CNP Assurances †	30,468	353,381
Shanghai Fosun			Ipsen	6,044	512,722
Pharmaceutical Group			IPSOS	23,199	584,848
Class H	1,019,000	3,416,259	Peugeot †	179,836	2,949,155
Shanghai Shimao Class A	212,478	134,524	Safran †	44,491	4,475,408
Shanxi Taigang Stainless Steel			Sodexo	43,189	2,928,557
Class A	690,400	325,254	Ubisoft Entertainment †	9,241	765,252
Shenzhen Overseas Chinese			Virbac †	331	72,554
Town Class A	1,603,500	1,379,888
Shimao Group Holdings	289,000	1,235,552			16,971,050
Sinopec Engineering Group			Germany - 3.93%
Class H	34,001	14,599	Allianz	16,441	3,359,595
Sinopharm Group Class H	1,110,800	2,855,820	Bayer	21,519	1,595,065
Sinotruk Hong Kong	545,375	1,423,293	Continental †	37,446	3,681,366
TravelSky Technology Class H	1,174,000	2,078,608	Hornbach Baumarkt	1,211	39,041
Vipshop Holdings ADR †	8,166	162,585	Kloeckner & Co. †	3,934	21,561
Weichai Power Class H	106,000	199,718	Merck	39,612	4,612,734
Wuhu Sanqi Interactive			MTU Aero Engines †	15,062	2,622,303
Entertainment Network			Vonovia	57,378	3,507,120
Technology Group Class A	240,436	1,596,153			19,438,785
XCMG Construction			Greece - 0.00%
Machinery Class A	1,835,900	1,542,460
XD †	56,000	216,561	Aegean Airlines	2,452	11,021
Xinyu Iron & Steel Class A	727,700	422,473			11,021
Yuexiu Property	692,000	124,120	Hungary - 0.36%
			MOL Hungarian Oil & Gas †	57,125	337,730

2 NQ-OPTIE [6/20] 8/20 (1294466)

(Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common StockΔ (continued)			Common StockΔ (continued)
Hungary (continued)			Japan (continued)
OTP Bank †	41,118	$1,445,516	T-Gaia	35,550	$671,933
		1,783,246	Tokyo Electric Power Co.
India - 1.72%			Holdings †	568,700	1,749,428
Ganesha Ecosphere	3,262	9,616	Toray Industries	580,900	2,741,864
HDFC Bank ADR	101,605	4,618,963			45,014,181
ICICI Bank ADR	410,459	3,813,164	Luxembourg - 1.02%
ION Exchange India	6,828	59,272	Eurofins Scientific *†	8,033	5,066,694
		8,501,015			5,066,694
Ireland - 1.85%			Malaysia - 0.04%
ICON †	54,327	9,151,926	AMMB Holdings	218,200	159,006
		9,151,926	Lii Hen Industries	26,800	15,266
Israel - 2.87%					174,272
Bank Hapoalim	559,649	3,345,671	Malta - 0.03%
Bank Leumi Le-Israel	633,549	3,185,430	Kindred Group SDR †	25,961	156,728
Check Point Software					156,728
Technologies †	52,136	5,600,970	Mexico - 1.02%
Isracard	7	16	Alpek	416,641	317,223
Nice ADR †	9,072	1,716,785	Credito Real †	75,575	39,391
Wix. com †	1,327	340,004	Gentera	98,883	48,055
		14,188,876	Grupo Financiero Banorte
Italy - 1.71%			Class O	1,244,351	4,305,651
Assicurazioni Generali	182,640	2,774,352	Grupo Financiero Inbursa
Banca Mediolanum	33,210	239,002	Class O †	170,518	118,479
Esprinet †	79,089	335,898	Kimberly-Clark de Mexico
Prysmian	219,961	5,102,729	Class A	61,178	95,369
		8,451,981	Orbia Advance	82,643	122,142
Japan - 9.10%					5,046,310
A&A Material	1,800	17,944	Netherlands - 6.44%
Astellas Pharma	139,200	2,324,579	ASM International	6,532	1,005,580
Denso	126,100	4,945,270	ASML Holding	13,547	4,955,671
Fujitsu	34,200	4,004,251	EXOR	37,468	2,150,561
Hitachi	164,300	5,222,248	Heineken	42,485	3,916,880
Japan Post Holdings	56,200	401,081	Hunter Douglas †	146	7,791
KDDI	79,900	2,383,988	Koninklijke Ahold Delhaize	195,257	5,321,548
Mixi	73,700	1,303,535	Koninklijke Bam Groep †	29,844	54,176
Nexon	29,200	658,648	Koninklijke KPN	413,858	1,100,828
Nintendo	7,600	3,397,723	Koninklijke Philips †	84,179	3,926,758
Nippon Telegraph &			NN Group †	20,472	688,018
Telephone	181,700	4,233,510	Royal Dutch Shell Class A	376,787	6,167,766
NTT DOCOMO	105,000	2,787,542	Wolters Kluwer	32,563	2,543,357
Optorun	6,600	154,692			31,838,934
Otsuka	20,400	1,077,440	New Zealand - 0.52%
Secom	45,600	4,001,067	a2 Milk †	116,831	1,514,582
Softbank	88,300	1,125,492	Fisher & Paykel Healthcare	46,794	1,077,985
Suzuken	48,500	1,811,946			2,592,567

(continues) NQ-OPTIE [6/20] 8/20 (1294466) 3

Schedule of investments

Optimum International Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common StockΔ (continued)			Common StockΔ (continued)
Norway - 2.85%			Singapore (continued)
DNB †	362,968	$4,844,716	United Industrial	323,400	$512,515
Equinor ADR	422,615	6,119,465			5,297,627
Norsk Hydro †	1,117,552	3,117,841	South Africa - 0.13%
		14,082,022	AECI	18,805	83,770
Philippines - 0.01%			Anglo American Platinum	2,060	149,922
First Philippine Holdings	18,950	23,276	Gold Fields ADR	4,034	37,920
Ginebra San Miguel	36,090	22,468	Kumba Iron Ore	2,739	73,243
		45,744	Momentum Metropolitan
Poland - 0.12%			Holdings	88,888	90,458
Asseco Poland	20,652	345,794	Old Mutual	274,778	191,519
Jastrzebska Spolka Weglowa	1,900	9,096	Telkom	21,065	36,133
LiveChat Software	8,172	131,883			662,965
TEN Square Games	741	98,497	Spain - 1.88%
		585,270	Amadeus IT Group	117,910	6,190,530
			Atlantica Sustainable
Republic of Korea - 5.05%			Infrastructure	102,475	2,982,023
AK Holdings	623	9,764	Cia de Distribucion Integral
BNK Financial Group	30,687	128,899	Logista Holdings	6,671	124,975
Daehan Steel	4,588	26,677			9,297,528
Daelim Industrial	9,638	662,982
DB HiTek	34,374	833,277	Sweden - 1.21%
DMS	6,768	29,430	Axfood	1,403	30,672
Hana Financial Group	3,806	86,557	Betsson †	47,340	330,044
Handsome	3,352	98,294	Byggmax Group †	15,513	73,398
Hanwha Aerospace †	2,216	45,677	Electrolux Class B	50,819	855,025
Hanwha Systems	3,184	23,751	Essity Class B †	34,378	1,114,583
Hyundai Engineering &			Getinge Class B	7,342	136,814
Construction	2,551	70,666	Husqvarna Class B	52,177	429,418
JB Financial Group	37,570	148,983	KNOW IT †	1,323	22,004
Kia Motors	69,333	1,873,556	Paradox Interactive	1,056	22,849
KT ADR	213,894	2,083,328	SKF Class B	16,818	314,388
LG Electronics	48,487	2,569,603	Swedish Match	37,416	2,639,910
LG Uplus	43,138	440,837			5,969,105
LMS	10,412	87,769	Switzerland - 5.68%
Mcnex	5,081	132,422	Credit Suisse Group ADR	307,066	3,165,850
NHN KCP	40,834	1,685,650	Novartis	67,012	5,838,157
Samsung Electronics	220,436	9,758,180	Novartis ADR	62,451	5,454,470
Samsung Securities	25,793	570,215	Roche Holding	38,156	13,219,129
SK Hynix	50,763	3,624,403	Zehnder Group	11,237	442,449
		24,990,920			28,120,055
Russia - 0.00%			Taiwan - 5.59%
Globaltrans Investment GDR	3,093	16,693	ASE Technology Holding	1,675,671	3,859,082
		16,693	Asustek Computer	35,000	257,158
Singapore - 1.07%			Chia Chang	131,000	160,473
DBS Group Holdings	286,300	4,307,908	China Life Insurance †	242,000	179,789
IGG	47,000	38,654	Compal Electronics	463,000	303,057
Jardine Cycle & Carriage	30,051	438,550

4 NQ-OPTIE [6/20] 8/20 (1294466)

(Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common StockΔ (continued)			Common StockΔ (continued)
Taiwan (continued)			United Arab Emirates - 0.04%
Elan Microelectronics	47,500	$195,130	Emaar Properties †	273,104	$206,330
FocalTech Systems †	58,000	63,688			206,330
Hon Hai Precision Industry	2,328,200	6,835,957	United Kingdom - 5.95%
Inventec	58,000	49,516	Aviva	37,717	127,837
Lite-On Technology	594,000	935,344	BAE Systems	625,798	3,741,935
Lumax International	22,000	49,430	Barclays	3,713,988	5,239,688
Novatek Microelectronics	90,000	699,455	Bloomsbury Publishing	7,733	19,164
Pegatron	254,000	554,009	BT Group	179,000	253,151
Pou Chen	175,000	171,674	Diageo	147,465	4,901,346
Powertech Technology	180,000	657,053	Dialog Semiconductor †	21,808	996,814
Quanta Computer	163,000	394,369	Dignity †	11,611	35,568
Radiant Opto-Electronics	405,000	1,639,868	GVC Holdings	511,215	4,685,746
Realtek Semiconductor	64,000	652,322	Indivior †	377,052	387,780
Simplo Technology	27,000	294,563	Legal & General Group	497,760	1,357,016
Sitronix Technology	79,000	415,441	London Stock Exchange
Synnex Technology			Group	20,095	2,089,783
International	735,000	1,041,327	M&G	567,850	1,179,110
Taiwan Semiconductor			Mission Group	18,617	14,418
Manufacturing	525,000	5,606,748	Pan African Resources	50,490	10,950
Tripod Technology	199,000	890,332	RELX	163,929	3,793,989
Wistron	1,381,000	1,685,897	St James’s Place	23,253	273,420
Yuanta Financial Holding	70,000	41,659	Unilever	6,433	347,003
		27,633,341			29,454,718
Thailand - 0.18%			United States - 3.39%
Krung Thai Bank NVDR	2,496,700	834,548	Atlassian Class A †	17,249	3,109,477
Workpoint Entertainment
NVDR	142,600	51,638	Carnival *	303,497	4,983,421
			Core Laboratories *	136,258	2,768,763
		886,186	Everest Re Group	18,823	3,881,303
Turkey - 0.52%			Ferguson	3,258	266,395
Arcelik †	39,665	115,322	Jasper Infotech =p†	1,420	270,398
Dogan Sirketler Grubu			Jasper Infotech Series G =p†	470	89,498
Holding	1,241,079	380,331	Spotify Technology †	5,494	1,418,496
Dogus Otomotiv Servis ve					16,787,751
Ticaret	68,061	155,302
Goodyear Lastikleri †	283,752	224,792	Total Common Stock
Haci Omer Sabanci Holding	178,561	240,436	(cost $484,896,264)		480,860,959
Is Gayrimenkul Yatirim
Ortakligi †	47,456	13,502	Preferred Stock - 0.07%Δ
Soda Sanayii	29,169	26,045	Brazil - 0.07%
Turkiye Garanti Bankasi †	837,821	1,033,037	Banco Do Estado do Rio
Ulker Biskuvi Sanayi †	10,437	37,048	Grande do Sul Class B
Vestel Elektronik Sanayi ve			6.55%	24,470	61,016
Ticaret †	137,627	325,850	Telefonica Brasil 6.07%	34,400	305,976
		2,551,665			366,992
Ukraine - 0.34%			Total Preferred Stock
Ferrexpo	781,368	1,678,072	(cost $381,826)		366,992
		1,678,072

(continues) NQ-OPTIE [6/20] 8/20 (1294466) 5

Schedule of investments

Optimum International Fund (Unaudited)

	Number of	Value		Principal	Value
	shares	(US $)		amount°	(US $)
Short-Term Investments - 2.09%			Securities Lending Collateral (continued)
Money Market Mutual Funds - 2.09%			Repurchase Agreements (continued)
BlackRock FedFund -			Bank of Nova Scotia
Institutional Shares			0.07%, dated 6/30/20, to
(seven-day effective yield			be repurchased on 7/1/20,
0.10%)	2,070,591	$2,070,591	repurchase price
Fidelity Investments Money			$3,289,922 (collateralized
Market Government			by US government
Portfolio - Class I			obligations 0.00%-2.75%
(seven-day effective yield			7/7/20-3/31/25; market
0.06%)	2,070,590	2,070,590	value $3,355,733)	3,289,916	$3,289,916
GS Financial Square			BofA Securities
Government Fund -			0.07%, dated 6/30/20, to
Institutional Shares			be repurchased on 7/1/20,
(seven-day effective yield			repurchase price
0.15%)	2,070,590	2,070,590	$3,289,922 (collateralized
Morgan Stanley Government			by US government
Portfolio - Institutional			obligations 2.125%
Share Class (seven-day			6/30/22; market value
effective yield 0.03%)	2,070,590	2,070,590	$3,355,724)	3,289,916	3,289,916
State Street Institutional US			Credit Agricole
Government Money Market			0.07%, dated 6/30/20, to
Fund - Investor Class			be repurchased on 7/1/20,
(seven-day effective yield			repurchase price
0.04%)	2,070,590	2,070,590	$3,289,922 (collateralized
by US government
Total Short-Term			obligations 1.50%
Investments			10/31/24; market value
(cost $10,352,951)		10,352,951	$3,355,723)	3,289,916	3,289,916
JP Morgan Securities
Total Value of Securities			0.07%, dated 6/30/20, to
Before Securities Lending			be repurchased on 7/1/20,
Collateral - 99.35%			repurchase price $975,269
(cost $495,631,041)		491,580,902	(collateralized by US
government obligations
	Principal		0.125% 5/31/22; market
	amount°		value $994,775)	975,267	975,267
Securities Lending Collateral - 2.86%					14,134,931
Repurchase Agreements - 2.86%			Total Securities Lending
Bank of Montreal			Collateral
0.07%, dated 6/30/20, to			(cost $14,134,931)		14,134,931
be repurchased on 7/1/20,
repurchase price			Total Value of
$3,289,922 (collateralized			Securities - 102.21%
by US government			(cost $509,765,972)		505,715,833	■
obligations 0.00%-2.875%
7/15/20-5/31/25; market
value $3,355,727)	3,289,916	3,289,916

6 NQ-OPTIE [6/20] 8/20 (1294466)

(Unaudited)

Obligation to Return			Δ Securities have been classified by country of origin.
	Securities Lending		p Restricted security. These investments are in securities not registered
	Collateral - (2.86%)	$(14,133,409)	under the Securities Act of 1933, as amended, and have certain
Receivables and Other			restrictions on resale which may limit their liquidity. At
	Assets Net of		June 30, 2020, the aggregate value of restricted securities was
	Liabilities - 0.65%	3,206,325	$359,896, which represented 0.07% of the Fund’s net assets. See
Net Assets Applicable to			the table below for additional details on restricted securities.
	42,553,931 Shares		† Non-income producing security.
	Outstanding - 100.00%	$494,788,749
			Restricted Securities
*	Fully or partially on loan.
=	The value of this security was determined using significant unobservable		Investment	Date of Acquisition	Cost	Value
	inputs and is reported as a Level 3 security.		Jasper Infotech	5/7/14	$999,482	$270,398
■ Includes $20,857,087 of securities loaned for which the counterparty			Jasper Infotech Series G	10/29/14	396,443	89,498
	pledged additional non-cash collateral valued at $7,507,429.		Total		$1,395,925	$359,896
°	Principal amount shown is stated in USD unless noted that the security
	is denominated in another currency.
The following foreign currency exchange contracts were outstanding at June 30, 2020:

Foreign Currency Exchange Contracts

		Currency to			Settlement	Unrealized	Unrealized
Counterparty		Receive (Deliver)		In Exchange For	Date	Appreciation	Depreciation
BBH	EUR	(39,385)	USD	44,208	7/1/20	$—	$(41)
BBH	EUR	(34,323)	USD	38,609	7/2/20	46	—
BBH	SGD	(3,756)	USD	2,693	7/1/20	—	(3)
BBH	SGD	(6,007)	USD	4,310	7/2/20	—	—
BNYM	CNY	(19,134)	USD	2,702	7/2/20	—	(2)
BNYM	JPY	(9,576,179)	USD	88,715	7/2/20	25	—
BNYM	SEK	(136,068)	USD	14,586	7/1/20	—	(16)
SSB	JPY	(128,856,357)	USD	1,196,260	7/1/20	2,857	—

Total Foreign Currency Exchange Contracts						$2,928	$(62)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:	NVDR - Non-Voting Depositary Receipt
ADR - American Depositary Receipt	SDR - Special Drawing Right
BBH - Brown Brothers Harriman & Co.	SEK - Swedish Krona
BNYM - Bank of New York Mellon	SGD - Singapore Dollar
CNY - Chinese Yuan Renminbi	SSB - State Street Bank
EUR - European Monetary Unit	USD - US Dollar
GDR - Global Depositary Receipt
GS - Goldman Sachs
JPY - Japanese Yen

(continues) NQ-OPTIE [6/20] 8/20 (1294466) 7